UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
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Address:  181 Smithtown Blvd.
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          Nesconset, New York  11767
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Form 13F File Number: 28-05873
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
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Title:    President
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Phone:    631-979-2142
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Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               11/14/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
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   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 92
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Form 13F Information Table Value Total: $ 154,642
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                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
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             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                            Common Stock    88579Y101    2,265,000    32,800    SOLE                           X
AOL Time Warner               Common Stock    02364J104    1,106,000    73,200    SOLE                           X
AT&T WIRELESS CORP            Common Stock    001957406      196,000    24,042    SOLE                           X
ABBOTT LABORATORIES           Common Stock    002824100    3,841,000    90,284    SOLE                           X
AGILENT TECHNOLOGIES          Common Stock    00846U101      672,000    30,412    SOLE                           X
AIR PRODUCTS & CHEMICALS      Common Stock    009158106      577,000    12,800    SOLE                           X
ALLIANCE CAPITAL MANAGEMENT   Common Stock    01855A101      949,000    28,350    SOLE                           X
AMBAC FINANCIAL GROUP         Common Stock    023139108    1,472,000    23,000    SOLE                           X
AMERICAN EXPRESS CO.          Common Stock    025816109    1,368,000    30,370    SOLE                           X
AMERICAN INTL. GROUP          Common Stock    026874107    3,830,000    66,382    SOLE                           X
AMGEN INC.                    Common Stock    031162100    5,086,000    78,840    SOLE                           X
AVON PRODUCTS                 Common Stock    054303102    2,256,000    34,950    SOLE                           X
BB&T CORPORATION              Common Stock    054937107    1,465,000    40,800    SOLE                           X
BP plc (ADR)                  Common Stock    055622104      886,000    21,058    SOLE                           X
BANK ONE CORP                 Common Stock    06423a103      912,000    23,600    SOLE                           X
BAXTER INTERNATIONAL          Common Stock    071813109    1,702,000    58,600    SOLE                           X
BOEING CORPORATION            Common Stock    097023105      858,000    25,000    SOLE                           X
BRISTOL-MYERS SQUIBB          Common Stock    110122108    1,356,000    52,850    SOLE                           X
CAPITAL ONE FINANCIAL         Common Stock    14040H105    2,216,000    38,850    SOLE                           X
CHEVRON TEXACO                Common Stock    166764100      557,000     7,800    SOLE                           X
CHIRON CORPORATION            Common Stock    170040109      310,000     6,000    SOLE                           X
CHOICEPOINT INC.              Common Stock    170388102      603,000    18,000    SOLE                           X
CHUBB INSURANCE               Common Stock    171232101    1,323,000    20,400    SOLE                           X
CIENA CORPORATION             Common Stock    171779101       93,000    16,000    SOLE                           X
CISCO SYSTEMS                 Common Stock    17275R102    2,120,000   108,248    SOLE                           X
CITIGROUP                     Common Stock    172967101    3,883,000    85,326    SOLE                           X
COCA COLA                     Common Stock    191216100    2,954,000    68,775    SOLE                           X
COLGATE-PALMOLIVE COMPANY     Common Stock    19416210       256,000     4,592    SOLE                           X
COMPUTER SCIENCES             Common Stock    205363104      961,000    25,600    SOLE                           X
CONOCO PHILLIPS               Common Stock    20825c104      267,000     4,892    SOLE                           X
CORNING INC.                  Common Stock    219350105      473,000    50,300    SOLE                           X
CORVIS CORPORATION            Common Stock    221009103       14,000    11,500    SOLE                           X
DISNEY (WALT) CO.             Common Stock    254687106    1,260,000    62,475    SOLE                           X
DONALDSON CORP                Common Stock    257651109    1,422,000    26,400    SOLE                           X
DOVER CORP                    Common Stock    260003108    1,407,000    39,800    SOLE                           X
DUPONT DE NEMOURS             Common Stock    263534109    1,494,000    37,343    SOLE                           X
EMC CORP                      Common Stock    268648102      629,000    49,811    SOLE                           X
EMERSON CO.                   Common Stock    291011104    1,245,000    23,650    SOLE                           X
ENDURANCE SPECIALTY HOLDINGS  Common Stock    G30397106      954,000    32,700    SOLE                           X
EXXON MOBIL                   Common Stock    30231G102    6,442,000   176,024    SOLE                           X
GANNETT CO., INC.             Common Stock    36473010       306,000     3,950    SOLE                           X
GENERAL ELECTRIC              Common Stock    369604103    5,758,000   193,180    SOLE                           X
GILLETTE COMPANY              Common Stock    375766102    2,117,000    66,200    SOLE                           X
HERSHEY FOODS CORPORATION     Common Stock    427866108      436,000     6,000    SOLE                           X
HOME DEPOT                    Common Stock    437076102    2,655,000    83,366    SOLE                           X
HONEYWELL INTL                Common Stock    438516106    2,108,000    80,010    SOLE                           X
IBM CORPORATION               Common Stock    459200101    2,765,000    31,311    SOLE                           X
INTEL CORP.                   Common Stock    458140100    2,610,000    94,865    SOLE                           X
INTERNET CAPITAL GROUP        Common Stock    46059C106        4,000    10,000    SOLE                           X
JP MORGAN CHASE & CO.         Common Stock    46625H100    2,346,000    68,340    SOLE                           X
JOHNSON & JOHNSON             Common Stock    478160104    6,836,000   138,050    SOLE                           X
KING PHARMACEUTICALS          Common Stock    495582108      303,000    20,000    SOLE                           X
LANDAUER INC.                 Common Stock    51476K103      228,000     6,450    SOLE                           X
LILLY (ELI) & CO.             Common Stock    532457108    1,782,000    30,000    SOLE                           X
LOCKHEED MARTIN CORP          Common Stock    539830109    1,486,000    32,200    SOLE                           X
LUCENT TECHNOLOGIES           Common Stock    549463107       99,000    46,168    SOLE                           X
MBNA CORP.                    Common Stock    55262L100    1,854,000    81,328    SOLE                           X
MARTIN MARIETTA MATERIALS     Common Stock    573284106      528,000    14,500    SOLE                           X
MCCORMICK & CO                Common Stock    579780206      999,000    36,450    SOLE                           X
MEDTRONIC                     Common Stock    585055106      684,000    14,592    SOLE                           X
MELLON FINANCIAL              Common Stock    58551A108      753,000    25,000    SOLE                           X
MERCK & CO.                   Common Stock    589331107    2,105,000    41,600    SOLE                           X
MERRILL LYNCH                 Common Stock    590188108    3,193,000    59,650    SOLE                           X
MICROSOFT CORPORATION         Common Stock    594918104    2,721,000    97,890    SOLE                           X
MOTOROLA, INC.                Common Stock    620076109      497,000    41,600    SOLE                           X
NETWORK APPLIANCE             Common Stock    64120J104      498,000    24,300    SOLE                           X
NOKIA CORP                    Common Stock    654902204      244,000    15,700    SOLE                           X
NORTEL NETWORKS               Common Stock    656568102      127,000    31,050    SOLE                           X
ORACLE CORPORATION            Common Stock    68389X105    3,170,000   281,800    SOLE                           X
PAYCHEX INC                   Common Stock    704326107    2,485,000    72,875    SOLE                           X
PEPSICO                       Common Stock    713448108    1,212,000    26,455    SOLE                           X
PFIZER                        Common Stock    717081103    4,920,000   161,972    SOLE                           X
PROCTER & GAMBLE              Common Stock    742718109    3,681,000    39,660    SOLE                           X
QUALCOMM                      Common Stock    747525103    1,516,000    36,400    SOLE                           X
REUTERS GROUP PLC             Common Stock    76132M102      433,000    20,000    SOLE                           X
ROYAL DUTCH PETROLEUM         Common Stock    78025770       234,000     5,300    SOLE                           X
RYAN'S FAMILY STEAKHOUSE      Common Stock    783519101      654,000    51,150    SOLE                           X
SCHLUMBERGER LIMITED          Common Stock    80685710       677,000    14,000    SOLE                           X
SMUCKER JM COMPANY            Common Stock    832696405      634,000    15,038    SOLE                           X
SOUTH TRUST CORPORATION       Common Stock    844730101      217,000     7,400    SOLE                           X
STRYKER CORPORATION           Common Stock    863667101      621,000     8,250    SOLE                           X
SUN MICROSYSTEMS              Common Stock    866810104       33,000    10,000    SOLE                           X
TETRA TECH INC.               Common Stock    88162G103      811,000    40,600    SOLE                           X
TOOTSIE ROLL INDUSTRIES       Common Stock    890516107    1,164,000    37,565    SOLE                           X
UNITED NATIONAL FOODS INC.    Common Stock    911163103      252,000     7,600    SOLE                           X
UNITED PARCEL SERVICE         Common Stock    911312106   15,669,000   245,600    SOLE                           X
WM WRIGLEY JR. CO.            Common Stock    982526105    2,148,000    38,850    SOLE                           X
WAL-MART STORES, INC.         Common Stock    93114210       411,000     7,370    SOLE                           X
WASHINGTON MUTUAL INC.        Common Stock    939322103      669,000    17,000    SOLE                           X
WATERS CORP                   Common Stock    941848103    4,141,000   151,000    SOLE                           X
WOLVERINE WORLD WIDE          Common Stock    978097103      684,000    35,300    SOLE                           X
WYETH                         Common Stock    983024100      484,000    10,500    SOLE                           X